CONTRACT ASSETS (Tables)	12 Months Ended
Sep. 30, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF CONTRACT ASSETS NET OF ALLOWANCE FOR CREDIT LOSS

Contract assets are presented net of allowance for credit loss:

	As of September 30,
	2023	2024
Contract assets	$556,239	$912,349
Less: allowance for expected credit loss	(12,401)	(14,940)
Total	$543,838	$897,409

SCHEDULE OF ALLOWANCE FOR CREDIT LOSS	The movement of allowances for credit loss is as follow:
	As of September 30,
	2023	2024
Balance at beginning of the year	$(1,102)	$(12,401)
Increase	(11,299)	(2,539)
Total	$(12,401)	$(14,940)